UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2006

Date of reporting period: March 31, 2006


Item 1:  SCHEDULE OF INVESTMENTS.


                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                March 31, 2006
                                  (unaudited)


                                    Shares    Value (A)
-                                  --------- ------------
Stocks and Convertible Securities -- 98.1%

  Consumer -- 17.0%
   Consumer Discretionary -- 6.8%
   BJ's Wholesale Club, Inc. (B)     500,000 $ 15,755,000
   Clear Channel
    Communications, Inc.             350,000   10,153,500
   Comcast Corp. (B)                 365,000    9,548,400
   Gannett Co., Inc.                 112,500    6,741,000
   Newell Rubbermaid Inc.            515,000   12,972,850
   Outback Steakhouse, Inc.          315,000   13,860,000
   Target Corp.                      410,000   21,324,100
                                             ------------
                                               90,354,850
                                             ------------
   Consumer Staples -- 10.2%
   Avon Products, Inc.               420,000   13,091,400
   Bunge Ltd.                        235,000   13,091,850
   Coca-Cola Co.                     200,000    8,374,000
   Dean Foods Co. (B)                450,000   17,473,500
   Del Monte Foods Co.             1,115,000   13,223,900
   PepsiCo, Inc.                     440,000   25,427,600
   Procter & Gamble Co.              340,000   19,590,800
   Safeway Inc.                      423,000   10,625,760
   Unilever plc ADR                  345,000   14,169,150
                                             ------------
                                              135,067,960
                                             ------------
  Energy -- 11.5%
   BP plc ADR                        270,000   18,613,800
   ConocoPhillips                    345,000   21,786,750
   Exxon Mobil Corp.                 130,000    7,911,800
   Marathon Oil Co.                  110,000    8,378,700
   Murphy Oil Corp.                   90,000    4,483,800
   Petroleum & Resources
    Corporation (C)                1,985,996   65,935,067
   Schlumberger Ltd.                 190,000   24,048,300
                                             ------------
                                              151,158,217
                                             ------------
  Financials -- 17.0%
   Banking -- 12.7%
   Bank of America Corp.             550,000   25,047,000
   BankAtlantic Bancorp, Inc.        750,000   10,792,500
   Compass Bancshares Inc.           300,000   15,183,000
   Fifth Third Bancorp               280,000   11,020,800
   Investors Financial Services
    Corp.                            382,500   17,927,775
   Morgan Stanley                    175,000   10,993,500
   North Fork Bancorp, Inc.          525,000   15,135,750
   Wachovia Corp.                    395,000   22,139,750
   Wells Fargo & Co.                 325,000   20,757,750
   Wilmington Trust Corp.            420,000   18,207,000
                                             ------------
                                              167,204,825
                                             ------------
   Insurance -- 4.3%
   AMBAC Financial Group, Inc.       295,000   23,482,000
   American International Group,
    Inc.                             500,000   33,045,000
                                             ------------
                                               56,527,000
                                             ------------

                                     Shares    Value (A)
-                                   --------- ------------
  Health Care -- 13.0%
   Abbott Laboratories                350,000 $ 14,864,500
   Advanced Medical Optics,
    Inc. (B)                          300,000   13,992,000
   Bristol-Myers Squibb Co.           345,000    8,490,450
   Genentech, Inc. (B)                220,000   18,592,200
   HCA Inc.                           250,000   11,447,500
   Johnson & Johnson                  255,000   15,101,100
   Laboratory Corp. of America
    Holdings (B)                      225,000   13,158,000
   MedImmune, Inc. (B)                225,000    8,230,500
   Medtronic, Inc.                    310,000   15,732,500
   Pfizer Inc.                      1,120,000   27,910,400
   Wyeth Co.                          325,000   15,769,000
   Zimmer Holdings, Inc. (B)          125,000    8,450,000
                                              ------------
                                               171,738,150
                                              ------------
  Industrials -- 13.1%
   Cintas Corp.                       300,000   12,786,000
   Curtiss-Wright Corp.               230,000   15,226,000
   Donnelley (R.R.) & Sons Co.        260,000    8,507,200
   Emerson Electric Co.               200,000   16,726,000
   General Electric Co.             1,487,700   51,742,206
   Illinois Tool Works Inc. (D)       125,000   12,038,750
   Masco Corp.                        450,000   14,620,500
   3M Co.                             160,000   12,110,400
   United Parcel Service, Inc.        155,000   12,303,900
   United Technologies Corp.          300,000   17,391,000
                                              ------------
                                               173,451,956
                                              ------------
  Information Technology -- 13.3%
   Communication Equipment -- 2.2%
   Avaya Inc. (B)                     600,000    6,780,000
   Corning Inc. (B)                   500,000   13,455,000
   Lucent Technologies Inc. (B)     2,900,000    8,845,000
                                              ------------
                                                29,080,000
                                              ------------
   Computer Related -- 9.2%
   Automatic Data Processing Inc.     300,000   13,704,000
   BEA Systems, Inc. (B)              800,000   10,504,000
   Cisco Systems, Inc. (B)          1,200,000   26,004,000
   Dell Inc. (B)                      400,000   11,904,000
   Microsoft Corp.                  1,180,000   32,107,800
   Oracle Corp. (B)                 1,356,001   18,563,654
   Sapient Corp. (B)                1,150,000    8,774,500
                                              ------------
                                               121,561,954
                                              ------------
   Electronics -- 1.9%
   Cree, Inc. (B)(D)                  375,000   12,303,750
   Intel Corp.                        310,000    5,998,500
   Solectron Corp. (B)              1,850,000    7,400,000
                                              ------------
                                                25,702,250
                                              ------------

8

                      SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                March 31, 2006
                                  (unaudited)

                                      Shares    Value (A)
-                                     ------- --------------
  Materials -- 5.9%
   Air Products and Chemicals, Inc.   250,000 $   16,797,500
   du Pont (E.I.) de Nemours
    and Co.                           360,000     15,195,600
   Florida Rock Industries Inc.       150,000      8,433,000
   Martin Marietta Materials, Inc.     83,000      8,883,490
   Rohm & Haas Co.                    400,000     19,548,000
   Smurfit-Stone Container
    Corp. (B)                         650,000      8,820,500
                                              --------------
                                                  77,678,090
                                              --------------
  Telecom Services -- 2.7%
   Alltel Corp.                       300,000     19,425,000
   AT&T Corp.                         595,000     16,088,800
                                              --------------
                                                  35,513,800
                                              --------------
  Utilities -- 4.6%
   Aqua America, Inc.                 800,000     22,256,000
   Black Hills Corp.                  245,000      8,330,000
   Duke Energy Corp.                  611,560     17,826,974
   MDU Resources Group, Inc.          375,000     12,543,750
                                              --------------
                                                  60,956,724
                                              --------------
Total Stocks and Convertible Securities
 (Cost $922,750,861) (E)                      $1,295,995,776
                                              --------------

                                 Prin. Amt.     Value (A)
-                                ----------- --------------
Short-Term Investments -- 1.8%
   U.S. Government Obligations -- 1.4%
   U.S. Treasury Bills, 4.40%,
    due 5/18/06                  $18,500,000 $   18,393,613
                                             --------------
   Time Deposit -- 0.0%
   Citibank, N.A., 4.15%, due
    4/3/06                                          493,011
                                             --------------
   Commercial Paper -- 0.4%
   AIG Funding Inc., 4.74%,
    due 4/6/06                     1,000,000        999,342
   Chevron Funding Corp.,
    4.71%, due 4/13/06             1,000,000        998,430
   General Electric Capital
    Corp., 4.72%, due 4/4/06       1,600,000      1,599,371
   Toyota Motor Credit Corp.,
    4.74%, due 4/11/06             1,000,000        998,683
                                             --------------
                                                  4,595,826
                                             --------------
Total Short-Term Investments
 (Cost $23,482,450)                              23,482,450
                                             --------------
Securities Lending Collateral -- 1.5%
   Brown Brothers Investment
    Trust, 4.67%, due 4/3/06                     19,229,896
                                             --------------
Total Securities Lending Collateral
 (Cost $19,229,896)                              19,229,896
                                             --------------
Total Investments -- 101.4%
 (Cost $965,463,207)                          1,338,708,122
  Cash, receivables, prepaid
   expenses and other assets, less
   liabilities -- (1.4)%                        (18,197,006)
                                             --------------
Net Assets -- 100%                           $1,320,511,116
                                             ==============

                                                                             9

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)Presently non-dividend paying.
(C)Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)Some or all of these securities are on loan. See note 8 to financial statements.
(E)The aggregate market value of stocks held in escrow at March 31, 2006 covering open call option contracts written was $22,374,100. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $15,682,000.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                                March 31, 2006
                                  (unaudited)

 Contracts                                              Contract
(100 shares                                      Strike Expiration  Appreciation/
   each)                  Security               Price   Date       (Depreciation)
------------------------------------------------------------------  --------------

                        COVERED CALLS
     100    Advanced Medical Optics, Inc........ $50    Jul   06       $ (1,800)
     100    Air Products and Chemicals, Inc.....  70    Sep   06        (11,801)
     200    AMBAC Financial Group, Inc..........  85    Aug   06          2,398
     250    Aqua America, Inc...................  30    Jun   06          8,264
     100    Avon Products, Inc..................  35    Oct   06         (1,300)
     150    Bunge Ltd...........................  65    Jul   06         18,299
     100    Bunge Ltd...........................  70    Jul   06         12,725
     150    ConocoPhillips......................  75    May   06         13,799
     200    Corning Inc.........................  30    Aug   06         (9,600)
     100    Cree, Inc...........................  35    Apr   06          1,199
     100    Cree, Inc...........................  35    Jun   06         (1,300)
     150    Cree, Inc...........................  40    Sep   06           (450)
     100    Emerson Electric Co.................  85    Jun   06        (12,800)
     100    Emerson Electric Co.................  95    Sep   06        (38,300)
     100    Genentech, Inc......................  100   Jun   06          3,699
     150    HCA Inc.............................  55    Aug   06         12,299
     100    Illinois Tool Works Inc.............  100   Jun   06         (8,301)
     100    Illinois Tool Works Inc.............  100   Sep   06        (28,050)
     100    Illinois Tool Works Inc.............  105   Sep   06        (10,800)
     150    Investors Financial Services Corp...  45    Jul   06        (56,240)
     100    Investors Financial Services Corp...  50    Jul   06         (1,301)
     100    Investors Financial Services Corp...  55    Oct   06         (8,175)
     150    Laboratory Corp. of America Holdings  60    May   06         (9,125)
     100    Laboratory Corp. of America Holdings  65    Aug   06         (3,300)
     100    MedImmune, Inc...................... 42.50  Jun   06          5,199
     100    Murphy Oil Corp.....................  50    Apr   06          2,200
     100    Murphy Oil Corp.....................  55    Jul   06           (800)
     150    Outback Steakhouse, Inc.............  50    Aug   06          6,299
     250    Rohm & Haas Co......................  55    Jul   06         17,024
     250    Target Corp.........................  65    Apr   06         24,248
     150    United Technologies Corp............  65    Aug   06          8,399
   -----                                                               --------
   4,150                                                                (67,392)
   -----                                                               --------
                     COLLATERALIZED PUTS
      20    Advanced Medical Optics, Inc........  35    Apr   06          2,040
     200    Advanced Medical Optics, Inc........  40    Apr   06         30,398
     170    Advanced Medical Optics, Inc........  35    Jul   06         11,739
     250    Automatic Data Processing Inc....... 42.50  Aug   06         10,499
     250    Avon Products, Inc..................  25    Jul   06         16,749
     250    Bunge Ltd...........................  45    Jul   06         14,249
     150    Exxon Mobil Corp.................... 52.50  Oct   06          2,549
     100    Fifth Third Bancorp.................  35    May   06          8,700
     100    Florida Rock Industries Inc.........  50    Jun   06          1,200
     100    Florida Rock Industries Inc.........  45    Sep   06         (2,300)
     100    Marathon Oil Corp...................  65    Apr   06         10,700
      65    Marathon Oil Corp...................  70    May   06           (845)
     100    Marathon Oil Corp...................  60    Jul   06          7,700
     100    Marathon Oil Corp...................  65    Jul   06         14,199
     100    Marathon Oil Corp...................  55    Oct   06          5,700
     100    Morgan Stanley......................  60    May   06          3,200
     100    Morgan Stanley......................  55    Jul   06          6,700
     100    North Fork Bancorp, Inc.............  25    May   06          7,700
     100    Procter & Gamble Co.................  55    Oct   06         (5,800)
     100    Target Corp......................... 47.50  Apr   06         11,699
     200    3M Co...............................  65    Jul   06         12,399
     250    Wachovia Corp....................... 47.50  Jul   06         17,999
     250    Zimmer Holdings, Inc................  60    Jun   06         14,249
   -----                                                               --------
  3,255                                                                 201,423
   -----                                                               --------
                                                                       $134,031
                                                                       ========

                                                                             11


         (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation-Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of securities at March 31, 2006 was $964,975,956 and net unrealized appreciation aggregated $373,732,166, of which the related gross unrealized appreciation and depreciation were $455,814,243 and $82,082,077 respectively.

8. PORTFOLIO SECURITIES LOANED
The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2006, the Company had securities on loan of $18,768,540 and held collateral of $19,229,896, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of April 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of The Adams Express Company (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of April 21, 2006, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Company's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Company's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Company's internal control over financial reporting.


Item 3.  EXHIBITS.
The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   April 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   April 27, 2006


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   April 27, 2006